Premises and Equipment (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Maximum Estimated Useful Lives to Amortize Assets
The maximum estimated useful lives we use to depreciate our assets are as follows:

Buildings	10 to 40 years
Computer equipment and operating system software	5 to 7 years
Other equipment	10 years
Leasehold improvements	Lease term to a maximum of 10 years

Summary of Net Rent Expense for Premises and Equipment
The total cost and associated accumulated depreciation for premises and equipment that we own or lease are set out below:

(Canadian $ in millions)
	Land and buildings	Computer equipment	Other equipment	Leasehold improvements	Right-of-use assets	Total
Cost
Balance at October 31, 2023	$2,370	$2,923	$1,060	$2,413	$4,357	$13,123
Additions/lease modifications	81	270	117	352	171	991
Disposals	(48)	(22)	(11)	(26)	–	(107)
Fully depreciated assets	(32)	(694)	(257)	(71)	(96)	(1,150)
Foreign exchange and other	5	3	2	7	12	29
Balance at October 31, 2024	2,376	2,480	911	2,675	4,444	12,886
Additions/lease modifications	86	358	67	209	287	1,007
Disposals	(18)	(17)	(3)	(11)	(2)	(51)
Fully depreciated assets	(7)	(534)	(61)	(10)	(97)	(709)
Foreign exchange and other	8	5	3	8	24	48
Balance at October 31, 2025	$2,445	$2,292	$917	$2,871	$4,656	$13,181
Accumulated Depreciation and Impairment
Balance at October 31, 2023	$1,238	$2,228	$704	$1,356	$1,356	$6,882
Disposals	(29)	(12)	(8)	(21)	–	(70)
Depreciation	64	261	76	167	402	970
Fully depreciated assets	(32)	(694)	(257)	(71)	(96)	(1,150)
Foreign exchange and other (1)	1	(4)	(6)	5	9	5
Balance at October 31, 2024	1,242	1,779	509	1,436	1,671	6,637
Disposals	(16)	(15)	(1)	(7)	–	(39)
Depreciation	74	270	82	190	399	1,015
Fully depreciated assets	(7)	(534)	(61)	(10)	(97)	(709)
Foreign exchange and other (1)	20	–	(5)	2	8	25
Balance at October 31, 2025	$1,313	$1,500	$524	$1,611	$1,981	$6,929
Net Carrying Value
Balance at October 31, 2025	$1,132	$792	$393	$1,260	$2,675	$6,252
Balance at October 31, 2024	1,134	701	402	1,239	2,773	6,249

(1)	Includes impairment charges.